Share-Based Payment Plans	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Share-Based Payment Plans
Share-based payment plans

Long-term incentive plan based on Telefónica, S.A. shares: Performance Share Plan 2018-2022
At the General Shareholders’ Meeting held on June 8, 2018, a long-term incentive plan was approved, consisting of the delivery of shares of Telefónica, S.A. aimed at senior executive officers of the Telefónica Group, including the Executive Directors of Telefónica, S.A. The plan consists of the delivery to the participants of a certain number of shares of Telefónica, S.A. based on compliance with the objectives established for each of the cycles into which the plan is divided.
In the first cycle of the plan, the number of shares to deliver will depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. and (ii) 50% on the generation of free cash flow of the Telefónica Group ("FCF").
For each of the remaining cycles, the Board of Directors of Telefónica, S.A. may introduce new objectives linked to sustainability, the environment or corporate governance, as well as vary the relative weight accorded to each of them.
The plan will have a total duration of five years and will be divided into three cycles of three years each. The first cycle commenced in 2018 and will be finalized on December 31, 2020, with delivery of the respective shares in 2021. The maximum number of shares assigned to this cycle of the plan was 8,466,996 shares and the outstanding shares at December 31, 2018 8,451,511, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2018	Unit fair value
TSR Objective	4,233,498	4,225,755.5	4.52
FCF Objective	4,233,498	4,225,755.5	6.46

Long-term incentive plan based on Telefónica, S.A. shares: “Performance and Investment Plan 2014-2019”
The Telefónica, S.A. General Shareholders’ Meeting on May 30, 2014 approved a new installment of the long-term share-based incentive “Performance and Investment Plan” for certain senior executives and members of the Group’s management team, operational on completion of the first “Performance and Investment Plan”.
The term of the plan was a total of five years divided into three cycles. The initial and the second share allocations took place on October 1, 2014, and on October 1, 2015, respectively. Regarding the third cycle of this 2016-2019 Plan, the Company's Board of Directors, following a favorable report from the Nomination, Compensation and Corporate Governance Committee, resolved not to execute or implement it, after having decided that it was not sufficiently in line with the Telefónica Group's strategic plan, taking into account the circumstances and macroeconomic environment.
The first cycle expired on September 30, 2017. The maximum number of shares assigned to this cycle of the plan was 6,927,953 shares assigned on October 1, 2014, with a fair value of 6.82 euros per share. The second cycle expired on September 30, 2018. The maximum number of shares assigned to this cycle was 6,775,445 shares assigned on October 1, 2015, with a fair value of 6.46 euros per share. Delivery of shares was not required at the end of each of these cycles according to the general conditions of the plan; therefore, managers did not receive any shares.
Long-term incentive plan based on Telefónica, S.A. shares: “Talent for the Future Share Plan 2014-2019” (TFSP)
At the General Shareholders’ Meeting held on May 30, 2014, a long-term share-based incentive plan called “Talent for the Future Share Plan” was approved for certain Telefónica Group employees.
The plan consisted of the delivery of a certain number of shares of Telefónica, S.A. to participants selected by the Company who had opted to take part in the scheme and had met the requirements and conditions stipulated to this end.
The term of the plan was five years and it was divided into three cycles. The initial and the second share allocations took place on October 1, 2014, and on October 1, 2015, respectively. Regarding the third cycle of this 2016-2019 Plan, the Company's Board of Directors, following a favorable report from the Nomination, Compensation and Corporate Governance Committee, resolved not to execute or implement it, after having decided that it was not sufficiently in line with the Telefónica Group's strategic plan, taking into account the circumstances and macroeconomic environment.
The first cycle expired on September 30, 2017. The maximum number of shares assigned to this phase of the plan was 556,795 shares assigned on October 1, 2014, with a fair value of 6.82 euros per share. The second cycle expired on September 30, 2018. The maximum number of shares assigned to this phase of the plan was 618,000 shares assigned on October 1, 2015, with a fair value of 6.46 euros per share. Delivery of shares was not required at the end of each of these cycles according to the general conditions of the plan.
Long-term incentive plan based on Telefónica, S.A. shares: “Talent for the Future Share Plan 2018-2022” (TFSP)
The Telefónica, S.A.'s Board of Directors, at its meeting on June 8, 2018, agreed the launch of a new installment of the long-term incentive plan "Talent for the Future Share Plan".
The term of this new plan is also five years and it is divided into three cycles. As in the case of the Performance Share Plan described above, in the first cycle of the plan the number of shares to deliver will depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. and (ii) 50% on the generation of free cash flow of the Telefónica Group ("FCF").
The first cycle commenced in 2018 and will be finalized on December 31, 2020, with delivery of the respective shares in 2021. The maximum number of shares assigned to this cycle of the plan was 787,500 shares and the outstanding shares at December 31, 2018 785,750, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2018	Unit fair value (euros)
TSR Objective	393,750	392,875	4.52
FCF Objective	393,750	392,875	6.46

Telefónica, S.A. global share plans
The Telefónica, S.A. Ordinary General Shareholders’ meeting on May 30, 2014 approved a new voluntary plan for incentivised purchases of shares of Telefónica, S.A. for the employees of the Group, with certain exceptions. Under this Plan, employees were offered the option to acquire Telefónica, S.A. shares during a twelve-month period (the acquisition period), with the company undertaking to deliver a certain number of free shares to participants, subject to certain requirements. Each employee was limited to buying a maximum of 1,800 euros in Telefónica, S.A. shares, subject to a minimum of 300 euros. The employees that remained part of the Telefónica Group and held on to the shares for one year following the acquisition period (the shareholding period), were entitled to receive one free share for each share they acquired and retained throughout the shareholding period.
The acquisition period commenced in July 2015 and ended in June 2016. The share holding period ended in August 2017. 27,018 employees on the scheme were rewarded with a total of 3,187,055 Telefónica shares, valued at approximately 33 million euros at the time they were delivered.
In addition, at the General Shareholders’ Meeting held on June 8, 2018, a new global employee incentive share purchase plan for shares of Telefónica, S.A. was approved, aimed at employees of the Telefónica Group, that will be launched in 2019. The total number of free shares to be delivered for the whole plan may never exceed 0.1% of the share capital of Telefónica, S.A.